Schedule of Concentration of Risk Major Vendors (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Cost of revenue	$ 32,356	$ 63,350
Accounts payable	$ 804	$ 505
Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Vendor A [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 296
Accounts payable
Vendor A [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Vendor B [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 2,021
Accounts payable
Vendor B [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		3.00%
Vendor C [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 558	$ 394
Accounts payable
Vendor C [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	2.00%	1.00%
Vendor D [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 2,015
Accounts payable
Vendor D [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		3.00%
Vendor E [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 1,314
Accounts payable
Vendor E [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		2.00%
Vendor F [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 416
Accounts payable
Vendor F [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		1.00%
Vendor G [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 41,618
Accounts payable
Vendor G [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		66.00%
Vendor H [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 749
Accounts payable
Vendor H [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		1.00%
Vendor I [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 6,183
Accounts payable
Vendor I [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Vendor J [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 1,971
Accounts payable
Vendor J [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		3.00%
Vendor K [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 940
Accounts payable
Vendor K [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		1.00%
Vendor L [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 744	$ 531
Accounts payable
Vendor L [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	2.00%	1.00%
Vendor M [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 463
Accounts payable		$ 505
Vendor M [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		1.00%
Vendor N [Member]
Concentration Risk [Line Items]
Cost of revenue		$ 3,067
Accounts payable
Vendor N [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		5.00%
Vendor O [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 135	$ 1,372
Accounts payable
Vendor O [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.00%	2.00%
Vendor P [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 55
Accounts payable
Vendor P [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Vendor Q [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 704
Accounts payable
Vendor Q [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	2.00%
Vendor R [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 98
Accounts payable
Vendor R [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage
Vendor S [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 427
Accounts payable
Vendor S [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.00%
Vendor T [Member]
Concentration Risk [Line Items]
Cost of revenue	$ 29,635
Accounts payable
Vendor T [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	92.00%
Vendor U [Member]
Concentration Risk [Line Items]
Cost of revenue
Accounts payable	$ 804
Vendor U [Member] | Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage